Skadden, Arps, Slate, Meahger & Flom LLP

                      East Wing Office, Level 4
                      China World Trade Center
                      No. 1 Jian Guo Men Wai Avenue
                      Beijing 100004 China
                      Tel: 011-86-10-6505-5511

January 18, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                      Re: Schedule 13E-3 of China Petroleum & Chemical Corporation ("Sinopec Corp."), Beijing Feitian Petrochemical Co., Ltd. ("Beijing Feitian") and Sinopec Beijing Yanhua Petrochemical Company Limited ("Beijing Yanhua")

Ladies and Gentlemen:

        On behalf of Sinopec Corp., Beijing Feitian and Beijing Yanhua, enclosed herewith for filing, pursuant to the applicable provisions of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules promulgated thereunder, we hereby submit for filing, via direct electronic transmission, a Transaction Statement on Schedule 13E-3 (the "Transaction Statement"), including all exhibits thereto, in connection with the proposed merger (the "Merger") between Beijing Feitian and Beijing Yanhua, both of which are companies organized under the laws of the People's Republic of China, with Beijing Feitian, a wholly owned subsidiary of Sinopec Corp., being the surviving company following the Merger.

        Please note that a fee payable to the Commission in the amount of US$58,365.08 in payment of the applicable filing fee in connection with this Transaction Statement has been wired to the Commission's account at Mellon Bank/Pittsburgh, Pennsylvania.

        Please contact the undersigned by phone at 011-86-10-6505-5511, by fax at 917-777-5487 or via e-mail at fqiao@skadden.com if you have any questions or need any additional information.

                      Very truly yours,

                      /s/  FEI QIAO
                      Fei Qiao

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